Financial risk management (Details 8) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Beginning balance	$ (30,845)	$ (18,210)
Recognized in Other comprehensive income	8,304	(8,649)
Reclassified to the statement of income occurred exports	1,220	1,297
Other comprehensive income (loss)	9,524	(7,352)
Ending balance	$ (21,321)	$ (25,562)